MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

TIFFANY A. HASSELMAN                                 WRITER'S DIRECT DIAL NUMBER
HASSELMAN@MALIZIALAW.COM                                          (202) 434-8389



VIA EDGAR AND HAND DELIVERY
---------------------------

August 4, 2005

Mr. Todd K. Schiffman
Assistant Director
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      Form S-1 of American Bancorp of New Jersey, Inc.
                  File No. 333-125957

Dear Mr. Schiffman:

         Transmitted with this letter for filing, on behalf of American Bancorp of New Jersey, Inc., (the "Company") is pre-effective Amendment No. 2 to the Registration Statement on Form S-1. This filing is marked to show changes made since the filing of Amendment No. 1.

         We request that the staff advise us as soon as possible of any comments on this amendment. We anticipate filing a request for acceleration of the effective date early next week and requesting that the registration statement be declared effective on August 11th.

                                   Sincerely,

                                   /s/ Tiffany A. Hasselman

                                   Tiffany A. Hasselman


Enclosure
cc: Michael R. Clampitt, Esq., U.S. Securities and Exchange Commission Mr. Fred G. Kowal, President and Chief Operating Officer
         Mr. Eric B. Heyer, Senior Vice President and Chief Financial Officer Ms. Wendy L. Campbell, Crowe Chizek and Company LLC
         Samuel J. Malizia, Esq.
         Richard Fisch, Esq.